Condensed Interim Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expenses
Consulting (Note 8)	$ 47,791	$ 30,581
Investor relations and promotion	536,323	26,041
Management and director fees (Note 8)	166,500	135,000
Office and miscellaneous	76,871	11,295
Professional fees	199,550	331,157
Share-based payments	0	15,787
Transfer agent and filing fees	34,763	39,118
Travel	2,286	4,184
Loss before other items	(1,064,084)	(593,163)
Finance income on sublease	0	936
Foreign exchange (loss) gain	(2,555)	7,085
Change in fair value of derivatives (Note 10)	175,477	0
Gain on forgiveness of debt (Notes 5)	50,200	0
Gain on sublease	0	1,481
Gain (loss) on long-term investment	0	350
Interest expense (Note 6)	(32,415)	(24,867)
Recovery of flow-through premium liability (Note 7)	16,283	0
Net Loss and Comprehensive Loss for the period	$ (857,094)	$ (608,178)
Basic and diluted loss per common share (in CAD per share)	$ (0.16)	$ (0.15)
Weighted average number of common shares outstanding Basic and Diluted (in shares)	5,382,316	3,975,666